Hartford Emerging Markets Equity Fund
Hartford Emerging Markets Equity Fund Summary Section
INVESTMENT OBJECTIVE.
The Fund seeks long-term capital appreciation.
YOUR EXPENSES.
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in certain classes of Hartford mutual funds or 529 plans administered by Hartford Funds Management Company, LLC. More information about these and other discounts is available from your financial professional and in the “How Sales Charges Are Calculated” section beginning on page 82 of the Fund’s statutory prospectus and the “Purchase and Redemption of Shares” section beginning on page 153 of the Fund’s statement of additional information. Descriptions of any financial intermediary specific sales charge waivers and discounts are set forth in Appendix A to the statutory prospectus. In addition, the table and examples below do not reflect any transaction fees that may be charged by financial intermediaries or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling Class I, Class R6, Class Y, or Class F shares.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Hartford Emerging Markets Equity Fund	Class A		Class C	Class I	Class R3	Class R4	Class R5	Class R6	Class Y	Class F
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.50%		none	none	none	none	none	none	none	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	none	[1]	1.00%	none	none	none	none	none	none	none
[1]	For investments over $1 million, a 1.00% maximum deferred sales charge may apply.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Hartford Emerging Markets Equity Fund		Class A	Class C	Class I	Class R3	Class R4	Class R5	Class R6	Class Y	Class F
Management fees		0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%
Distribution and service (12b-1) fees		0.25%	1.00%	none	0.50%	0.25%	none	none	none	none
Other expenses	[1]	0.38%	0.47%	0.34%	0.45%	0.40%	0.36%	0.24%	0.34%	0.24%
Acquired fund fees and expenses		0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Total annual fund operating expenses	[2]	1.54%	2.38%	1.25%	1.86%	1.56%	1.27%	1.15%	1.25%	1.15%
Fee waiver and/or expense reimbursement	[3]	0.08%	0.17%	0.04%	0.15%	0.10%	0.11%	0.16%	0.14%	0.16%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	[3]	1.46%	2.21%	1.21%	1.71%	1.46%	1.16%	0.99%	1.11%	0.99%
[1]	"Other expenses" for Class Y have been restated to reflect estimated amounts in connection with the new transfer agency fee effective May 1, 2019.
[2]	"Total annual fund operating expenses" do not correlate to the ratio of expenses to average net assets that is disclosed in the Fund's annual report in the financial highlights table, which reflects the operating expenses of the Fund and does not include acquired fund fees and expenses. The ratio of expenses to average net assets that is disclosed in the Fund's annual report in the financial highlights table for the applicable period also does not reflect the restated "Other expenses" for Class Y.
[3]	Hartford Funds Management Company, LLC (the "Investment Manager") has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual fund operating expenses as follows: 1.45% (Class A), 2.20% (Class C), 1.20% (Class I), 1.70% (Class R3), 1.45% (Class R4), 1.15% (Class R5), 0.98% (Class R6), 1.10% (Class Y), and 0.98% (Class F). This contractual arrangement will remain in effect until February 29, 2020 unless the Board of Directors of The Hartford Mutual Funds, Inc. approves its earlier termination.

Example.

The examples below are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that:

•                  Your investment has a 5% return each year

•                  The Fund's operating expenses remain the same (except that the examples reflect the expense limitation arrangements for only the first year)

•                  You reinvest all dividends and distributions

•                  You pay any deferred sales charge due for the applicable period.

Your actual costs may be higher or lower. Based on these assumptions, for every $10,000 invested, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:

Expense Example - Hartford Emerging Markets Equity Fund - USD ($)	Year 1	Year 3	Year 5	Year 10
Class A	690	1,002	1,336	2,277
Class C	324	726	1,255	2,703
Class I	123	393	682	1,508
Class R3	174	570	992	2,168
Class R4	149	483	840	1,848
Class R5	118	392	686	1,524
Class R6	101	349	618	1,383
Class Y	113	383	673	1,499
Class F	101	349	618	1,383

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption - Hartford Emerging Markets Equity Fund - USD ($)	Year 1	Year 3	Year 5	Year 10
Class A	690	1,002	1,336	2,277
Class C	224	726	1,255	2,703
Class I	123	393	682	1,508
Class R3	174	570	992	2,168
Class R4	149	483	840	1,848
Class R5	118	392	686	1,524
Class R6	101	349	618	1,383
Class Y	113	383	673	1,499
Class F	101	349	618	1,383

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 85% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGY.
Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of companies in emerging markets. The sub-adviser, Wellington Management Company LLP (“Wellington Management”), uses a quantitative multifactor approach to bottom-up stock selection, using a broad set of individual fundamental stock characteristics to model each stock’s relative attractiveness, with a focus on those factors that have been demonstrated historically to drive market returns. The Fund will typically seek to be broadly diversified across countries, sectors and industries represented in the MSCI Emerging Markets Index, although the extent of that representation may vary. The Fund has no limit on the amount of assets that may be invested in each country. Securities in which the Fund invests are denominated in both U.S. dollars and foreign currencies and may trade in both U.S. and foreign markets. The Fund will invest in securities of companies that conduct their principal business activities in emerging markets or whose securities are traded principally on exchanges in emerging markets. Emerging markets are those markets (1) included in emerging market or equivalent classifications by the United Nations (and its agencies); (2) having per capita income in the low to middle ranges, as determined by the World Bank; or (3) the Fund’s benchmark index provider designates as emerging. The Fund may invest in securities of foreign issuers in the form of depositary receipts or other securities that are convertible into securities of foreign issuers. The Fund may invest in opportunities across the market capitalization spectrum. The Fund may trade securities actively.

PRINCIPAL RISKS.

The principal risks of investing in the Fund are described below. When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. As with any fund, there is no guarantee that the Fund will achieve its investment objective. For more information regarding risks and investment matters, please see “Additional Information Regarding Investment Strategies and Risks” and "More Information About Risks" in the Fund’s statutory prospectus.

Market Risk −Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Securities of a company may decline in value due to its financial prospects and activities, including certain operational impacts, such as data breaches and cybersecurity attacks. Securities may also decline in value due to general market and economic movements and trends, including adverse changes to credit markets.

Foreign Investments Risk −Investments in foreign securities may be riskier than investments in U.S. securities. Differences between the U.S. and foreign regulatory regimes and securities markets, including the less stringent investor protection and disclosure standards of some foreign markets, as well as political and economic developments in foreign countries and regions and the U.S. (including the imposition of sanctions, tariffs, or other governmental restrictions), may affect the value of the Fund’s investments in foreign securities. Changes in currency exchange rates may also adversely affect the Fund’s foreign investments. Certain European countries in which the Fund may invest have recently experienced significant volatility in financial markets and may continue to do so in the future. The impact of the United Kingdom’s intended departure from the European Union, commonly known as “Brexit,” and the potential departure of one or more other countries from the European Union may have significant political and financial consequences for global markets. This may adversely impact Fund performance.

Emerging Markets Risk −The risks related to investing in foreign securities are generally greater with respect to investments in companies that conduct their principal business activities in emerging markets or whose securities are traded principally on exchanges in emerging markets. The risks of investing in emerging markets include risks of illiquidity, increased price volatility, smaller market capitalizations, less government regulation, less extensive and less frequent accounting, financial and other reporting requirements, significant delays in settlement of trades, risk of loss resulting from problems in share registration and custody and substantial economic and political disruptions. Frontier markets are those emerging markets that are considered to be among the smallest, least mature and least liquid, and as a result, the risks of investing in emerging markets are magnified in frontier markets.

Currency Risk −The risk that the value of the Fund’s investments in foreign securities or currencies will be affected by the value of the applicable currency relative to the U.S. dollar. When the Fund sells a foreign currency or foreign currency denominated security, its value may be worth less in U.S. dollars even if the investment increases in value in its local market. U.S. dollar-denominated securities of foreign issuers may also be affected by currency risk, as the revenue earned by issuers of these securities may also be affected by changes in the issuer’s local currency.

Depositary Receipts Risk −The Fund may invest in securities of foreign issuers in the form of depositary receipts or other securities that are convertible into securities of foreign issuers, including depositary receipts that are not sponsored by a financial institution (“Unsponsored Depositary Receipts”). Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted. Unsponsored Depositary Receipts are also subject to the risk that there may be less information available regarding their issuers and there may not be a correlation between such information and the market value of the depositary receipts.

Regional/Country Focus Risk −To the extent that the Fund focuses its investments in a particular geographic region or country, the Fund may be subject to increased currency, political, regulatory and other risks. As a result, the Fund may be subject to greater price volatility and risk of loss than a fund holding more geographically diverse investments.

Equity Risk −The risk that the price of equity or equity related securities may decline due to changes in a company's financial condition and overall market and economic conditions.

Mid Cap and Small Cap Securities Risk −Investments in small capitalization and mid capitalization companies involve greater risks than investments in larger, more established companies. Many of these companies are young and have limited operating or business history. These securities may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity, and these issuers often face greater business risks, including the risk of bankruptcy.

Active Investment Management Risk −The risk that, if the sub-adviser’s investment strategy does not perform as expected, the Fund could underperform its peers or lose money.

Quantitative Investing Risk −The value of securities or other investments selected using quantitative analysis can perform differently from the market as a whole or from their expected performance. This may be as a result of the factors used in building the quantitative analytical framework, the weights placed on each factor, the accuracy of historical data supplied by third parties, and changing sources of market returns.

Active Trading Risk −Active trading could increase the Fund's transaction costs and may increase your tax liability as compared to a fund with less active trading policies. These effects may adversely affect Fund performance.

Securities Lending Risk −The Fund may engage in securities lending. The Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of the collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.

Sector Risk −To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may be more volatile, and may perform differently, than the broader market.

Large Shareholder Transaction Risk −The Fund may experience adverse effects when certain large shareholders redeem or purchase large amounts of shares of the Fund. Such redemptions may cause the Fund to sell securities at times when it would not otherwise do so or borrow money (at a cost to the Fund), which may negatively impact the Fund's performance and liquidity. Similarly, large purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs.

The Fund is subject to certain other risks, which are discussed in “Additional Information Regarding Investment Strategies and Risks” and "More Information About Risks" in the Fund’s statutory prospectus.

PAST PERFORMANCE.

The performance information below indicates the risks of investing in the Fund. Keep in mind that past performance does not indicate future results. Updated performance information is available at www.hartfordfunds.com. The returns:

•    Assume reinvestment of all dividends and distributions

•    Reflect the Fund's performance when the Fund pursued a modified investment strategy prior to May 7, 2015

•    Would be lower if the Fund’s operating expenses had not been limited.

The bar chart:

•    Shows how the Fund's total return has varied from year to year

•    Returns do not include sales charges. If sales charges were reflected, returns would have been lower

•    Shows the returns of Class A shares. Returns for the Fund’s other classes differ only to the extent that the classes do not have the same expenses.

Total returns by calendar year (excludes sales charges)

Highest/Lowest quarterly results during the periods shown in the bar chart were: Highest 15.38% (1st quarter, 2017) Lowest -16.48% (3rd quarter, 2015)
Average Annual Total Returns.
The table below shows returns for the Fund over time compared to those of a broad-based market index. After-tax returns, which are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes, are shown only for Class A shares and will vary for other classes. Actual after-tax returns, which depend on an investor’s particular tax situation, may differ from those shown and are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Class R6 shares commenced operations on February 28, 2018 and performance prior to that date is that of the Fund’s Class Y shares. Class F shares commenced operations on February 28, 2017 and performance prior to that date is that of the Fund’s Class I shares. To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower. For more information regarding returns, see the “Performance Notes” section in the Fund’s statutory prospectus.

Average annual total returns for periods ending December 31, 2018 (including sales charges)
Average Annual Total Returns - Hartford Emerging Markets Equity Fund	Average Annual Returns, Label	1 Year	5 Years	Since Inception	Inception Date
Class A	Class A - Return Before Taxes	(20.90%)	0.40%	(1.03%)	May 31, 2011
Class A | After Taxes on Distributions	Class A - After Taxes on Distributions	(21.03%)	(0.09%)	(1.38%)	May 31, 2011
Class A | After Taxes on Distributions and Sales	Class A - After Taxes on Distributions and Sale of Fund Shares	(11.91%)	0.51%	(0.64%)	May 31, 2011
Class C	Class C - Return Before Taxes	(17.83%)	0.81%	(1.01%)	May 31, 2011
Class I	Class I - Return Before Taxes	(16.04%)	1.94%	0.08%	May 31, 2011
Class R3	Class R3 - Return Before Taxes	(16.57%)	1.32%	(0.53%)	May 31, 2011
Class R4	Class R4 - Return Before Taxes	(16.32%)	1.59%	(0.26%)	May 31, 2011
Class R5	Class R5 - Return Before Taxes	(16.12%)	1.79%	(0.02%)	May 31, 2011
Class R6	Class R6 - Return Before Taxes	(15.93%)	2.01%	0.15%	May 31, 2011
Class Y	Class Y - Return Before Taxes	(16.00%)	1.99%	0.14%	May 31, 2011
Class F	Class F - Return Before Taxes	(16.01%)	1.99%	0.10%	May 31, 2011
MSCI Emerging Markets Index (Net)	MSCI Emerging Markets Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes)	(14.58%)	1.65%	(0.07%)	May 31, 2011